Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Net revenue	$ 563,726	$ 754	$ 24,726
Total revenue	563,726	754	24,726
Cost of revenue	325,304	976	105,554
Total cost of revenue	325,304	976	105,554
Gross profit	238,422	(222)	(80,828)
Operating expenses:
Selling expense		22	146
General and administrative expense	1,745,247	3,145,280	2,952,355
Stock-based compensation expense		3,040,000
Impairment of long-lived assets other than goodwill			6,833
Impairment of goodwill	325,832
Total operating expenses	2,071,079	6,185,302	2,959,334
Loss from operations	(1,832,657)	(6,185,523)	(3,040,162)
Interest income (expense)	(68,858)	(14,276)	43,081
Other income (expense)	15,670	461,461	(21,375)
Investment income (loss), net	3,811,339	(2,644,576)	4,161,093
Total other income (expenses)	3,758,151	(2,197,391)	4,182,799
Income (loss) before income tax provision	1,925,494	(8,382,915)	1,142,637
Income tax provision	(182)
Net income (loss) from continuing operations	1,925,312	(8,382,915)	1,142,637
Net income (loss) from discontinued operations	575,249	(15,248,601)	(287,624)
Net income (loss)	2,500,561	(23,631,516)	855,013
Less: Net income (loss) attributable to non-controlling interest	(183,961)	(5,344)	51,313
Net income (loss) attributable to TDH Holdings, Inc.	2,684,522	(23,626,172)	803,700
Comprehensive income (loss)
Net income (loss)	2,500,561	(23,631,516)	855,013
Less: Net income (loss) attributable to non-controlling interest	(183,961)	(5,344)	51,313
Other comprehensive income (loss)
Foreign currency translation adjustment	(718)	(523,315)	888,951
Total comprehensive income (loss)	2,499,843	(24,154,831)	1,743,964
Less: Comprehensive income (loss) attributable to non-controlling interest	(333,106)	(5,344)	51,313
Comprehensive income (loss) attributable to TDH Holdings, Inc.	$ 2,832,949	$ (24,149,487)	$ 1,692,651
Earnings (loss) per common share attributable to TDH Holdings, Inc.
Basic (in Dollars per share)	$ 0.26	$ (2.29)	$ 0.1
Diluted (in Dollars per share)	$ 0.26	$ (2.29)	$ 0.1
Weighted average common shares outstanding
Basic (in Shares)	10,323,268	10,323,268	8,019,208
Diluted (in Shares)	10,323,268	10,323,268	8,019,208
Tiandihui
Operating expenses:
Net income (loss) from discontinued operations		$ (15,095,547)	$ (339,054)
Bo Lings and Far Lings
Operating expenses:
Net income (loss) from discontinued operations	$ 575,249	$ (153,054)	$ 51,430